Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Inventories	$ 772	$ 44
Outdoor computing infrastructure container [Member]
Inventory [Line Items]
Inventories	766
Accessories [Member]
Inventory [Line Items]
Inventories	$ 6	$ 44